RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

(1)	Due from related party

Due from related parties consist of mainly rent receivables with the balance as of the following:

	As of December 31,	As of June 30,
	2021	2021

Linsun	$57,233	$32,118
Dogness Network	4,064	410
Total	$61,297	$32,528

(2)	Due to related parties

As of December 31, 2021 and June 30, 2021, due to related parties consist of the following:

	As of December 31,	As of June 30,
	2021	2021

Mr. Silong Chen	$1,273,741	$2,001,940
Total	$1,273,741	$2,001,940

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advances are non-interest bearing and due on demand.

(3)	Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s long-term bank loans. (See Note 9).

(4)	Sales to related parties

Revenue from related parties consisted of the following:

	For the six months ended December 31,
Name	2021	2020

Dogness Technology	$347,253	$-
Dogness Network	978,364	548,351
Total	$1,325,617	$548,351

Cost of revenue associated with the sales to these two related parties amounted to $728,572 and $285,258 for the six months ended December 31, 2021 and 2020, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 12 – RELATED PARTY TRANSACTIONS (continued)

(5)	Accounts receivable from a related party

Accounts receivable from a related party consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Accounts receivable - related party:
Dogness Network	$784,677	$515,193
Dogness Technology	172,719	-
Total	$957,396	$515,193

As of December 31, 2021, total accounts receivable from related parties amounted to $957,396, of which $443,764 has been collected as of March 2022.

(6)	Accounts payable to related parties

Accounts payables to related parties consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Accounts payable - related parties:
Linsun	$1,270,300	$350,199
Total	$1,270,300	$350,199

(7)	Purchase from related parties

During the six months ended December 31, 2021 and 2020, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun. Total purchases from Linsun amounted to $2,690,944 and $1,004,185 in six months ended December 31, 2021 and 2020, respectively.

(8)	Lease arrangement with related parties

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $250,000 and is subject to 15% increase every three years. For the six months ended December 31, 2021 and 2020, the Company recorded rent income of $131,904 and $119,956, respectively, as other income through leasing the manufacturing facilities to Linsun.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Network, which enabled Dogness Network to lease part of Dongguan Jiasheng’s new production facilities of approximately 580 square meters for ten years. Annual lease payment from Dogness Network amounted to approximately $37,000 and is subject to 15% increase every three years. For the six months ended December 31, 2021 and 2020, the Company recorded rent income of $19,489 and $16,099, respectively, as other income through leasing the manufacturing facilities to Dogness Network.

On August 1, 2020, Dongguan Jiasheng signed a lease agreement with Dogness Technology, which enabled Dogness Technology to lease part of Dongguan Jiasheng’s new production facilities of approximately 50 square meters for ten years. Annual lease payment from Dogness Technology amounted to $1,866. For the year ended December 31, 2021 and 2020, the Company recorded rent income of $933 and $Nil as other income through leasing the manufacturing facilities to Dogness Technology.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)